Exploration and Evaluation Costs	12 Months Ended
Dec. 31, 2021
Exploration and Evaluation Costs
Exploration and Evaluation Costs
Note 14: Exploration and evaluation costs

For the years ended December 31, 2021 and 2020, the Company’s exploration and evaluation costs were as follows:

	Quebec	Nunavut	British Columbia	Total	Peru(a)
Assaying	$2,502	$264	$21	$2,787	$-
Exploration drilling(b)	3,448	601	125	4,174	-
Camp cost, equipment and field supplies	1,280	377	124	1,781	-
Geological consulting services	481	312	3	796	-
Geophysical analysis	185	-	-	185	-
Permit, environment, and social	186	184	53	423	-
Expediting and mobilization	79	170	6	255	-
Salaries and wages	1,921	458	100	2,479	-
Fuel and consumables	462	30	-	492	-
Aircraft and travel	429	1,079	2	1,510	-
Share-based compensation	346	88	39	473	-
Total for the year ended December 31, 2021	$11,319	$3,563	$473	$15,355	$-

	Quebec	Nunavut	British Columbia	Total	Peru(a)
Assaying	$83	$118	$27	$228	$16
Exploration drilling	599	28	-	627	-
Camp cost, equipment and field supplies	163	245	28	436	340
Geological consulting services	124	2	194	320	291
Geophysical analysis	110	-	-	110	46
Permitting, environmental and community costs	-	54	69	123	1,372
Expediting and mobilization	-	5	-	5	10
Salaries and wages	506	369	116	991	543
Fuel and consumables	190	-	-	190	9
Aircraft and travel	98	-	2	100	53
Share-based compensation	383	116	29	528	212
Total for the year ended December 31, 2020	$2,256	$937	$465	$3,658	$2,892

(a)

Peruvian operations were spun out to the Spincos as part of the Eastmain October 2020 Transaction on October 9, 2020 and are disclosed as discontinued operations in the consolidated statements of loss and comprehensive loss and consolidated statements of cash flows (note 6).

(b)	Exploration drilling expense incurred at the Homestake Ridge project comprised of the expensing of a drilling contract deposit of $125.